AltShares Merger Arbitrage ETF	Portfolio of Investments
February 29, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.80%
Aerospace & Defense - 2.56%
Kaman Corp.	26,146	$1,197,748
OHB SE(a)	7,783	366,757
		1,564,505
Airlines - 1.28%
Hawaiian Holdings, Inc.(a)	55,561	783,966

Apparel - 1.87%
Capri Holdings Ltd.(a)	24,786	1,143,378

Banks - 0.84%
American National Bankshares, Inc.(b)	3,123	140,910
Capstar Financial Holdings, Inc.(b)	19,695	369,281
		510,191
Biotechnology - 15.51%
Ambrx Biopharma, Inc.(a)	42,594	1,190,076
Cerevel Therapeutics Holdings, Inc.(a)	39,209	1,607,569
Cymabay Therapeutics, Inc.(a)	67,733	2,180,325
Karuna Therapeutics, Inc.(a)	6,743	2,117,100
MorphoSys AG(a)	22,461	1,577,930
Olink Holding AB, ADR(a)	35,654	797,580
		9,470,580
Commercial Services - 1.39%
SP Plus Corp.(a)	16,485	847,494

Computers & Computer Services - 1.33%
Kin & Carta PLC(a)	226,694	366,852
Societe pour l'Informatique Industrielle	5,853	442,814
		809,666
Construction Materials - 4.73%
Masonite International Corp.(a)	12,621	1,643,759
PGT Innovations, Inc.(a)	29,814	1,245,331
		2,889,090
Diversified Financial Services - 1.89%
Discover Financial Services	9,558	1,153,651

Electric - 0.65%
Greenvolt-Energias Renovaveis SA(a)	45,257	396,690

Electronics - 2.33%
Smart Metering Systems PLC	118,944	1,421,854

Energy - Alternate Sources - 0.53%
Opdenergy Holdings SA(a)	50,882	321,710

Food Service - 2.12%
Sovos Brands, Inc.(a)(b)	56,816	1,294,837

Healthcare - Products - 2.74%
Axonics, Inc.(a)	24,621	1,672,751

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.80% (Continued)
Healthcare - Services - 4.88%
Amedisys, Inc.(a)(b)	8,927	$830,389
Catalent, Inc.(a)(b)	37,444	2,147,039
		2,977,428
Home Builders - 3.97%
MDC Holdings, Inc.	26,629	1,669,638
Redrow PLC	93,459	755,619
		2,425,257
Home Furnishings - 2.00%
Vizio Holding Corp., Class A(a)	110,911	1,221,130

Insurance - 0.66%
National Western Life Group, Inc., Class A(b)	835	405,459

Internet - 1.69%
Adevinta ASA(a)	96,463	1,029,903

Iron/Steel - 3.22%
Haynes International, Inc.(b)	14,308	850,325
U.S. Steel Corp.(b)	23,489	1,111,969
		1,962,294
Machinery - Construction & Mining - 0.52%
Transphorm, Inc.(a)(b)	66,301	318,908

Oil & Gas - 11.11%
Enerplus Corp.	70,267	1,245,834
Hess Corp.(b)	14,927	2,175,610
Pioneer Natural Resources Co.(b)	9,483	2,230,307
Southwestern Energy Co.(a)	162,505	1,132,660
		6,784,411
Packaging & Containers - 0.99%
Westrock Co.(b)	13,292	601,995

Pharmaceuticals - 1.96%
Harpoon Therapeutics, Inc.(a)	52,182	1,197,055

Real Estate - 4.62%
McGrath RentCorp	4,943	615,305
Tricon Residential, Inc.	198,289	2,206,956
		2,822,261
Retail - 0.69%
Carrols Restaurant Group, Inc.(b)	44,304	419,559

Software - 13.16%
Alteryx, Inc., Class A(a)	34,803	1,671,936
ANSYS, Inc.(a)(b)	6,199	2,071,520
Everbridge, Inc.(a)	44,944	1,270,567
HireRight Holdings Corp.(a)	58,010	822,002
Splunk, Inc.(a)(b)	14,085	2,200,358
		8,036,383

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 95.80% (Continued)
Storage/Warehousing - 1.86%
Wincanton PLC	144,303	$1,136,638

Telecommunications - 3.32%
Consolidated Communications Holdings, Inc.(a)	91,671	395,102
GCI Liberty, Inc.(a)(c)	2,728	—
Juniper Networks, Inc.(b)	44,081	1,632,319
		2,027,421
Transportation - 1.38%
Daseke, Inc.(a)	48,033	396,272
Eagle Bulk Shipping, Inc.	7,253	444,392
		840,664
TOTAL COMMON STOCKS
(Cost $57,774,763)		58,487,129

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 5.25%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	5.222	%(d)	1,602,312	$1,602,312
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.387	%(d)	1,602,311	1,602,311
				3,204,623
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,204,623)				3,204,623

Total Investments - 101.05%
(Cost $60,979,386)				61,691,752

Liabilities in Excess of Other Assets - (1.05)%(e)				(639,095)

NET ASSETS - 100.00%				$61,052,657

Portfolio Footnotes
(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At February 29, 2024, the aggregate fair market value of those securities was $13,125,727, representing 21.50% of net assets.
(c)	Level 3 - significant unobservable inputs were used in determining the value of this portfolio security. Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 29, 2024, the total fair market value of these securities was $0, representing 0.0% of net assets.
(d)	Rate shown is the 7-day effective yield as of February 29, 2024.
(e)	Includes cash held as collateral for short sales.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (6.44%)
COMMON STOCKS SOLD SHORT - (6.44%)
Banks - (0.13%)
Old National Bancorp	(4,790)	$(78,700)

Diversified Financial Services - (2.19%)
Capital One Financial Corp.	(9,742)	(1,340,596)

Forest Products & Paper - (0.93%)
Smurfit Kappa Group PLC	(13,292)	(566,451)

Home Builders - (1.30%)
Barratt Developments PLC	(134,581)	(792,497)

Oil & Gas - (1.89%)
Chord Energy Corp.	(7,111)	(1,155,182)

TOTAL SECURITIES SOLD SHORT
(Proceeds $3,743,240)		$(3,933,426)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	WillScot Mobile Mini Holdings Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	02/08/2025	$—	$—	$1,429	USD	267,779	$1,429

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Atlantic Union Bankshares Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2024	$—	$—	$(17,551)	USD	122,673	$(17,551)
Morgan Stanley & Co./ Upon Termination	Chesapeake Energy Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2024	—	—	(73,498)	USD	1,092,790	(73,498)
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2024	—	—	(114,772)	USD	2,210,981	(114,772)
Morgan Stanley & Co./ Upon Termination	Old National Bancorp	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2024	—	—	(20,036)	USD	275,014	(20,036)
Morgan Stanley & Co./ Upon Termination	Star Bulk Carriers Corp.	Received 1 Month-Federal Rate Minus 78bps (4.550%)	05/06/2024	—	—	(52,362)	USD	401,454	(52,362)
Morgan Stanley & Co./ Upon Termination	Synopsys, Inc.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2024	—	—	(70,158)	USD	1,155,329	(70,158)
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2024	—	—	(63,912)	USD	2,238,977	(63,912)
						$(412,289)			$(412,289)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	1,120,310	USD	1,204,794	Morgan Stanley & Co.	03/15/2024	$6,566
USD	3,883,616	EUR	3,551,710	Morgan Stanley & Co.	03/15/2024	43,254
GBP	40,000	USD	50,403	Morgan Stanley & Co.	03/15/2024	92
USD	4,087,603	GBP	3,209,300	Morgan Stanley & Co.	03/15/2024	36,258
USD	1,576,699	NOK	16,484,900	Morgan Stanley & Co.	03/15/2024	24,213
						$110,383

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	1,639,270	USD	1,225,641	Morgan Stanley & Co.	03/15/2024	$(17,517)
USD	1,206,809	CAD	1,639,270	Morgan Stanley & Co.	03/15/2024	(1,316)
EUR	596,000	USD	647,748	Morgan Stanley & Co.	03/15/2024	(3,310)
USD	1,124,074	EUR	1,041,620	Morgan Stanley & Co.	03/15/2024	(2,200)
GBP	4,388,200	USD	5,577,335	Morgan Stanley & Co.	03/15/2024	(37,774)
USD	4,402,489	GBP	3,507,200	Morgan Stanley & Co.	03/15/2024	(24,918)
NOK	5,391,700	USD	520,859	Morgan Stanley & Co.	03/15/2024	(13,090)
						$(100,125)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	76.72%
Canada	8.34%
United Kingdom	6.03%
Germany	3.18%
British Virgin Islands	1.87%
Norway	1.69%
Sweden	1.31%
France	0.73%
Portugal	0.65%
Spain	0.53%
Liabilities in Excess of Other Assets	(1.05)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

AltShares Merger Arbitrage ETF	Portfolio of Investments(Continued)
February 29, 2024 (unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
EUR - Euro
GBP - British pound
Ltd. - Limited
NOK - Norwegian krone
PLC - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States
USD - United States Dollar

AltShares Merger Arbitrage ETF	Portfolio of Investments(Continued)
February 29, 2024 (unaudited)

The following table summarizes AltShares Merger Arbitrage ETF’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 29, 2024:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$1,564,505	$—	$—	$1,564,505
Airlines	783,966	—	—	783,966
Apparel	1,143,378	—	—	1,143,378
Banks	510,191	—	—	510,191
Biotechnology	9,470,580	—	—	9,470,580
Commercial Services	847,494	—	—	847,494
Computers & Computer Services	366,852	442,814	—	809,666
Construction Materials	2,889,090	—	—	2,889,090
Diversified Financial Services	1,153,651	—	—	1,153,651
Electric	396,690	—	—	396,690
Electronics	1,421,854	—	—	1,421,854
Energy - Alternate Sources	321,710	—	—	321,710
Food Service	1,294,837	—	—	1,294,837
Healthcare - Products	1,672,751	—	—	1,672,751
Healthcare - Services	2,977,428	—	—	2,977,428
Home Builders	2,425,257	—	—	2,425,257
Home Furnishings	1,221,130	—	—	1,221,130
Insurance	405,459	—	—	405,459
Internet	1,029,903	—	—	1,029,903
Iron/Steel	1,962,294	—	—	1,962,294
Machinery - Construction & Mining	318,908	—	—	318,908
Oil & Gas	6,784,411	—	—	6,784,411
Packaging & Containers	601,995	—	—	601,995
Pharmaceuticals	1,197,055	—	—	1,197,055
Real Estate	2,822,261	—	—	2,822,261
Retail	419,559	—	—	419,559
Software	8,036,383	—	—	8,036,383
Storage/Warehousing	1,136,638	—	—	1,136,638
Telecommunications	2,027,421	—	0	2,027,421
Transportation	840,664	—	—	840,664
Short-Term Investments	3,204,623	—	—	3,204,623
TOTAL	$61,248,938	$442,814	$0	$61,691,752

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$110,383	$—	$110,383
Equity Swaps	1,429	—	—	1,429
Liabilities
Common Stocks*	(3,933,426)	—	—	(3,933,426)
Forward Foreign Currency Exchange Contracts	—	(100,125)	—	(100,125)
Equity Swaps	(412,289)	—	—	(412,289)
TOTAL	$(4,344,286)	$10,258	$—	$(4,334,028)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

AltShares Merger Arbitrage ETF	Portfolio of Investments(Continued)
February 29, 2024 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 29, 2024:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of February 29, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 29, 2024
Common Stock	$0	$-	$-	$-	$-	$-	$0	$-
Total	$0	$-	$-	$-	$-	$-	$0	$-

AltShares Event-Driven ETF	Portfolio of Investments
February 29, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 84.64%
Aerospace & Defense - 1.72%
Boeing Co.(a)	350	$71,302

Apparel - 3.07%
Capri Holdings Ltd.(a)	1,086	50,097
VF Corp.(b)	4,738	77,419
		127,516
Auto Manufacturers - 1.09%
Rivian Automotive, Inc., Class A(a)(c)	4,000	45,280

Banks - 2.27%
Capstar Financial Holdings, Inc.	5,025	94,219

Biotechnology - 9.80%
Aura Biosciences, Inc.(a)(b)	5,000	45,350
Cerevel Therapeutics Holdings, Inc.(a)	2,715	111,315
Cymabay Therapeutics, Inc.(a)	1,959	63,060
Olink Holding AB, ADR(a)	7,583	169,632
Zai Lab Ltd., ADR(a)	850	17,833
		407,190
Commercial Services - 2.95%
LiveRamp Holdings, Inc.(a)	1,250	43,725
Network International Holdings PLC(a)(d)	16,268	78,649
		122,374
Construction Materials - 3.07%
Masonite International Corp.(a)	324	42,198
PGT Innovations, Inc.(a)	2,045	85,419
		127,617
Electric - 0.85%
PNM Resources, Inc.	968	35,342

Entertainment - 3.23%
Caesars Entertainment, Inc.(a)(b)	1,203	52,294
Cineplex, Inc.(a)	14,075	82,035
		134,329
Healthcare - Products - 3.46%
Axonics, Inc.(a)	1,534	104,220
Pacific Biosciences of California, Inc.(a)(b)	7,118	39,363
		143,583
Healthcare - Services - 2.46%
Amedisys, Inc.(a)	669	62,230
Catalent, Inc.(a)	697	39,966
		102,196
Home Builders - 2.51%
MDC Holdings, Inc.	1,664	104,333

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 84.64% (Continued)
Home Furnishings - 0.73%
Vizio Holding Corp., Class A(a)	2,767	$30,465

Internet - 2.94%
Adevinta ASA(a)	9,486	101,279
Pinterest, Inc., Class A(a)	570	20,919
		122,198
Iron/Steel - 1.94%
U.S. Steel Corp.(b)	1,705	80,715

Machinery - Construction & Mining - 0.89%
Bloom Energy Corp., Class A(a)(b)	4,220	37,009

Media - 4.43%
Walt Disney Co.	246	27,449
TEGNA, Inc.	5,250	73,553
Warner Bros Discovery, Inc.(a)	3,000	26,370
Paramount Global, Class B(b)	5,110	56,414
		183,786
Mining - 1.94%
Cameco Corp.	1,985	80,452

Oil & Gas - 9.48%
APA Corp.	295	8,788
Hess Corp.(b)	1,336	194,722
Pioneer Natural Resources Co.(b)	809	190,269
		393,779
Pharmaceuticals - 1.50%
Bayer AG, ADR(b)	8,206	62,284

Real Estate - 4.56%
McGrath RentCorp	676	84,148
Tricon Residential, Inc.	9,445	105,123
		189,271
Real Estate Investment Trusts - 1.79%
Crown Castle, Inc.(b)(c)	676	74,319

Semiconductors - 2.85%
Intel Corp.(b)	795	34,225
Silicon Motion Technology Corp., ADR	1,187	84,027
		118,252
Software - 11.44%
Alteryx, Inc., Class A(a)	2,270	109,051
ANSYS, Inc.(a)	371	123,977
Everbridge, Inc.(a)	1,832	51,791
Snowflake, Inc., Class A(a)(c)	100	18,828
Splunk, Inc.(a)(b)	1,098	171,529
		475,176

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Shares	Value
COMMON STOCKS - 84.64% (Continued)
Telecommunications - 3.67%
EchoStar Corp., Class A(a)	3,690	$48,376
Juniper Networks, Inc.	2,815	104,239
		152,615
TOTAL COMMON STOCKS
(Cost $3,647,577)		3,515,602

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 4.52%
Commercial Services - 0.67%
Valvoline, Inc.(d)	02/15/2030	4.250%	$28,000	$27,823

Oil & Gas - 2.46%
Callon Petroleum Co.(d)	08/01/2028	8.000%	53,000	55,360
PDC Energy, Inc.	05/15/2026	5.750%	47,000	46,934
				102,294
Oil & Gas Services - 0.55%
CSI Compressco LP/CSI Compressco Finance, Inc.(d)	04/01/2025	7.500%	23,000	23,023

Retail - 0.84%
Carrols Restaurant Group, Inc.(d)	07/01/2029	5.875%	34,000	34,700

TOTAL CORPORATE BONDS
(Cost $187,806)				187,840

CONVERTIBLE CORPORATE BONDS - 0.00%(e)
Auto Manufacturers - 0.00%(e)
Lightning eMotors, Inc.(d)(f)	05/15/2024	7.500%	365	18

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $365)				18

	Shares	Value
RIGHTS(a) - 0.11%
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(g)(h)	2,000	$813
Contra Abiomed, Inc. CVR, Expires 12/31/2030(g)	200	350
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(g)(h)	415	981
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(g)(h)	639	2,154

TOTAL RIGHTS
(Cost $3,792)		4,298

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 11.16%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.222	%(i)	$231,764	$231,764
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.387	%(i)	231,765	231,765
				463,529
TOTAL SHORT-TERM INVESTMENTS
(Cost $463,529)				463,529

Total Investments - 100.43%
(Cost $4,303,069)				4,171,287

Liabilities in Excess of Other Assets - (0.43)%(j)				(17,796)

NET ASSETS - 100.00%				$4,153,491

Portfolio Footnotes
(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales or forward foreign currency exchange contracts. At February 29, 2024, the aggregate fair market value of those securities was $754,680, representing 18.17% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2024, these securities had a total value of $219,573 or 5.29% of net assets.
(e)	Less than 0.005% of net assets.
(f)	Security in default on interest payments.
(g)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,298 or 0.10% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	$740
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,956
Total		$3,792

(h)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 29, 2024, the total fair market value of these securities was $3,948, representing 0.10% of net assets.
(i)	Rate shown is the 7-day effective yield as of February 29, 2024.
(j)	Includes cash held as collateral for short sales.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (2.49%)
COMMON STOCKS SOLD SHORT - (2.49%)
Commercial Services - (0.77%)
WillScot Mobile Mini Holdings Corp.	(673)	$(32,136)

Oil & Gas - (0.19%)
Callon Petroleum Co.	(249)	(7,759)

Software - (1.53%)
Synopsys, Inc.	(111)	(63,684)

TOTAL SECURITIES SOLD SHORT
(Proceeds $95,727)		$(103,579)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Crown Castle, Inc.	03/2024	$110.00	$(32,982)	(3)	$(810)
Rivian Automotive, Inc.	03/2024	12.00	(22,640)	(20)	(960)
Snowflake, Inc.	03/2024	180.00	(18,828)	(1)	(1,200)

TOTAL WRITTEN OPTIONS
(Premiums received $2,395)					$(2,970)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Old National Bancorp	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/08/2024	$—	$—	$3,235	USD	93,830	$3,235
Morgan Stanley & Co./ Upon Termination	Exxon Mobil Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	07/25/2024	—	—	447	USD	197,885	447
Morgan Stanley & Co./ Upon Termination	WillScot Mobile Mini Holdings Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	02/08/2025	—	—	225	USD	4,522	225
						$3,907			$3,907

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	05/06/2024	$—	$—	$(3,787)	USD	204,771	$(3,787)
Morgan Stanley & Co./ Upon Termination	Synopsys, Inc.	Received 1 Month-Federal Rate Minus 40bps (4.930%)	01/23/2025	—	—	(207)	USD	8,399	(207)
						$(3,994)			$(3,994)

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	2,580	USD	1,901	Morgan Stanley & Co.	03/15/2024	$1
USD	55,588	CAD	74,530	Morgan Stanley & Co.	03/15/2024	662
USD	81,042	GBP	63,400	Morgan Stanley & Co.	03/15/2024	1,007
USD	27,443	NOK	285,900	Morgan Stanley & Co.	03/15/2024	517
						$2,187

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	7,090	USD	5,292	Morgan Stanley & Co.	03/15/2024	$(67)
USD	34,417	CAD	46,750	Morgan Stanley & Co.	03/15/2024	(38)
GBP	37,300	USD	47,470	Morgan Stanley & Co.	03/15/2024	(383)
USD	48,987	GBP	39,000	Morgan Stanley & Co.	03/15/2024	(246)
USD	73,441	NOK	805,000	Morgan Stanley & Co.	03/15/2024	(2,371)
						$(3,105)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	79.40%
Canada	7.45%
Sweden	4.08%
Cayman Islands	2.45%
Norway	2.44%
United Kingdom	1.90%
Germany	1.50%
British Virgin Islands	1.21%
Liabilities in Excess of Other Assets	(0.43)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CVR - Contingent Value Rights
EUR - Euro
GBP - British pound
LP - Limited Partnership
Ltd. - Limited
NOK - Norwegian krone
PLC - Public Limited Company
USD - United States Dollar

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

The following table summarizes AltShares Event-Driven ETF’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 29, 2024:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$3,515,602	$—	$—	$3,515,602
Corporate Bonds*	—	187,840	—	187,840
Convertible Corporate Bonds*	—	18	—	18
Rights	—	350	3,948	4,298
Short-Term Investments	463,529	—	—	463,529
TOTAL	$3,979,131	$188,208	$3,948	$4,171,287

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,187	$—	$2,187
Equity Swaps	3,907	—	—	3,907
Liabilities
Common Stocks*	(103,579)	—	—	(103,579)
Written Options	(2,970)	—	—	(2,970)
Forward Foreign Currency Exchange Contracts	—	(3,105)	—	(3,105)
Equity Swaps	(3,994)	—	—	(3,994)
TOTAL	$(106,636)	$(918)	$—	$(107,554)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 29, 2024 (unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 29, 2024:

Investments in Securities	Balance as of May 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of February 29, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 29, 2024
Rights	$3,970	$3,260	$340	$-	$(3,622)	$-	$3,948	$272
Private Investments	800	36	(386)	-	(450)	-	$-	-
Total	$4,770	$3,296	$(46)	$-	$(4,072)	$-	$3,948	$272